Non-controlling interests (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
At 1 January	£ 49,093	£ 49,404
Currency translation adjustments and other movements	160	426	£ 6,518
Profit/(loss) attributable to non-controlling interests	(8)	35	10
At 31 December	46,490	49,093	49,404
Non-controlling interests
At 1 January	763	795	716
Currency translation adjustments and other movements	25	17	111
Profit/(loss) attributable to non-controlling interests	(8)	35
Dividends paid	(5)	(25)
Equity withdrawn and disposals	(21)	(59)	(42)
At 31 December	754	763	795
NWM N.V. | Non-controlling interests
At 1 January	706	733
Currency translation adjustments and other movements	24	22
Profit/(loss) attributable to non-controlling interests	13	30
Dividends paid		(20)
Equity withdrawn and disposals		(59)
At 31 December	743	706	733
Other interests | Non-controlling interests
At 1 January	57	62
Currency translation adjustments and other movements	1	(5)
Profit/(loss) attributable to non-controlling interests	(21)	5
Dividends paid	(5)	(5)
Equity withdrawn and disposals	(21)
At 31 December	£ 11	£ 57	£ 62